Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (4,237)	£ (4,540)	£ (3,987)
Transfer on transition to IFRS 9				£ 72
Exchange adjustments	550	346	(504)
Net gains/(losses) taken to equity	(206)	(304)	266
Share of net gains of associates taken to equity	(5)	1	5
Transferred to (from) profit or loss	(31)	207	(353)
Net losses in respect of cash flow hedging of capital expenditure	(17)	(13)
Tax	42	12	33
Cash flow hedges transferred to the statement of financial position, net of tax	(15)	(18)
Other equity reserves, ending balance	(3,919)	(4,237)	(4,540)
Gains (losses) on exchange adjustments related to the translation of foreign operations	545	896	(1,304)
Gains (losses) on hedges of net investments in foreign subsidiaries	5	(550)	800
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	736	390	894
Exchange adjustments	550	346	(504)
Other equity reserves, ending balance	1,286	736	390
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	61	128	103
Transfer on transition to IFRS 9				(3)
Net gains/(losses) taken to equity	(142)	(206)	296
Share of net gains of associates taken to equity	(5)	1	5
Transferred to (from) profit or loss	14	166	(280)
Net losses in respect of cash flow hedging of capital expenditure	(17)	(13)
Tax	29	6	4
Cash flow hedges transferred to the statement of financial position, net of tax	(15)	(18)
Other equity reserves, ending balance	(75)	61	128
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	17
Transfer on transition to IFRS 9				76
Net gains/(losses) taken to equity	(33)	(107)
Transferred to (from) profit or loss	(45)	41
Tax	11	7
Other equity reserves, ending balance	(50)	17
Available- for-sale
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		88	162
Transfer on transition to IFRS 9				(88)
Net gains/(losses) taken to equity			(30)
Transferred to (from) profit or loss			(73)
Tax			29
Other equity reserves, ending balance	0		88
FVOCI equity
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	34	0
Transfer on transition to IFRS 9				34
Net gains/(losses) taken to equity	(13)
Tax	4
Other equity reserves, ending balance	25	34	0
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	48	0
Transfer on transition to IFRS 9				46
Net gains/(losses) taken to equity	(15)	2
Tax	(2)
Other equity reserves, ending balance	31	48	0
Own credit
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	13	0
Transfer on transition to IFRS 9				£ 7
Net gains/(losses) taken to equity	(3)	7
Tax		(1)
Other equity reserves, ending balance	10	13	0
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Other equity reserves, ending balance	£ (5,165)	(5,165)	(5,165)
Change in presentation of spot foreign exchange rate movements on derivatives designated as cash flow hedges of foreign currency risk and interest rates
Disclosure of reserves within equity [line items]
Net gains/(losses) taken to equity		(166)	277
Transferred to (from) profit or loss		£ (166)	£ 277